Pioneer Select Mid Cap Growth Fund

Schedule of Investments | August 31, 2020

Ticker Symbols: Class A PGOFX Class C GOFCX Class K PSMKX Class R PGRRX Class Y GROYX

Shares		Value
	UNAFFILIATED ISSUERS - 99.8%
	COMMON STOCKS - 99.8% of Net Assets
	Aerospace & Defense - 0.6%
127,234	HEICO Corp.	$13,985,561
	Total Aerospace & Defense	$13,985,561
	Biotechnology - 5.9%
172,682(a)	Alnylam Pharmaceuticals, Inc.	$22,904,541
325,044(a)	Esperion Therapeutics, Inc.	11,734,088
176,264(a)	Exact Sciences Corp.	13,270,917
333,645(a)	FibroGen, Inc.	14,957,305
495,773(a)	Immunomedics, Inc.	22,091,645
111,433(a)	Mirati Therapeutics, Inc.	16,644,747
156,475(a)	Moderna, Inc.	10,153,663
240,195(a)	Natera, Inc.	15,302,824
165,861(a)	Sage Therapeutics, Inc.	8,697,751
	Total Biotechnology	$135,757,481
	Building Products - 1.3%
183,651	Owens Corning	$12,422,154
119,638(a)	Trex Co., Inc.	17,884,685
	Total Building Products	$30,306,839
	Capital Markets - 3.5%
119,367	MSCI, Inc.	$44,556,120
312,136	Tradeweb Markets, Inc.	17,882,271
362,892(a)	XP, Inc.	17,923,236
	Total Capital Markets	$80,361,627
	Chemicals - 0.7%
136,008	Albemarle Corp.	$12,378,088
95,749	CF Industries Holdings, Inc.	3,124,290
	Total Chemicals	$15,502,378
	Commercial Services & Supplies - 1.0%
221,786(a)	Copart, Inc.	$22,914,930
	Total Commercial Services & Supplies	$22,914,930
	Containers & Packaging - 1.1%
37,687	Avery Dennison Corp.	$4,348,703
268,441(a)	Crown Holdings, Inc.	20,629,691
	Total Containers & Packaging	$24,978,394
	Distributors - 0.6%
41,104	Pool Corp.	$13,475,535
	Total Distributors	$13,475,535
	Diversified Consumer Services - 0.2%
118,358(a)	ServiceMaster Global Holdings, Inc.	$4,722,484
	Total Diversified Consumer Services	$4,722,484
	Electrical Equipment - 3.7%
246,086(a)	Generac Holdings, Inc.	$46,751,418
94,486	Rockwell Automation, Inc.	21,781,858
1,156,162(a)	Vertiv Holdings Co.	18,764,509
	Total Electrical Equipment	$87,297,785
	Electronic Equipment, Instruments & Components - 1.2%
141,418	CDW Corp.	$16,072,156
283,582(a)	II-VI, Inc.	12,619,399
	Total Electronic Equipment, Instruments & Components	$28,691,555
	Energy Equipment & Services - 0.2%
248,748	Cactus, Inc.	$5,494,843
	Total Energy Equipment & Services	$5,494,843
	Entertainment - 2.1%
112,684(a)	Live Nation Entertainment, Inc.	$6,400,451
96,708(a)	Roku, Inc.	16,776,904
87,590(a)	Spotify Technology S.A.	24,714,394
	Total Entertainment	$47,891,749
	Equity Real Estate Investment Trusts (REITs) - 1.0%
208,173	First Industrial Realty Trust, Inc.	$8,878,579
43,591	SBA Communications Corp.	13,341,897
	Total Equity Real Estate Investment Trusts (REITs)	$22,220,476
	Food & Staples Retailing - 1.2%
61,243	Casey's General Stores, Inc.	$10,892,068
152,732(a)	Grocery Outlet Holding Corp.	6,281,867
280,286	Kroger Co.	10,000,604
	Total Food & Staples Retailing	$27,174,539
	Food Products - 1.8%
245,170	Conagra Brands, Inc.	$9,404,721
943,025(a)	Nomad Foods, Ltd.	23,254,996
194,466(a)	TreeHouse Foods, Inc.	8,325,090
	Total Food Products	$40,984,807
	Health Care Equipment & Supplies - 5.4%
37,608(a)	Align Technology, Inc.	$11,168,824
46,115(a)	DexCom, Inc.	19,617,782
42,938(a)	IDEXX Laboratories, Inc.	16,791,334
81,976(a)	Penumbra, Inc.	17,145,281
Shares		Value
	Health Care Equipment & Supplies - (continued)
195,630	ResMed, Inc.	$35,365,991
66,778	Teleflex, Inc.	26,240,415
	Total Health Care Equipment & Supplies	$126,329,627
	Health Care Providers & Services - 2.7%
95,793(a)	Amedisys, Inc.	$23,172,327
84,988	McKesson Corp.	13,040,559
88,630(a)	Molina Healthcare, Inc.	16,393,891
89,804	Quest Diagnostics, Inc.	9,989,797
	Total Health Care Providers & Services	$62,596,574
	Health Care Technology - 3.4%
125,263(a)	Teladoc Health, Inc.	$27,017,976
179,137(a)	Veeva Systems, Inc.	50,565,001
	Total Health Care Technology	$77,582,977
	Hotels, Restaurants & Leisure - 4.0%
707,455	Brinker International, Inc.	$31,863,773
19,071(a)	Chipotle Mexican Grill, Inc.	24,988,350
160,496(a)	Penn National Gaming, Inc.	8,201,346
330,240	Wendy's Co.	6,915,226
65,724	Wingstop, Inc.	10,739,302
83,661	Wynn Resorts Ltd.	7,316,154
	Total Hotels, Restaurants & Leisure	$90,024,151
	Household Durables - 1.0%
131,111	Dr Horton, Inc.	$9,357,392
92,017(a)	TopBuild Corp.	14,152,215
	Total Household Durables	$23,509,607
	Household Products - 0.6%
63,387	Clorox Co.	$14,166,995
	Total Household Products	$14,166,995
	Industrials - 0.2%
26,851	Kansas City Southern	$4,887,956
	Total Industrials	$4,887,956
	Information Technology - 3.7%
395,245	Amphenol Corp.	$43,397,901
123,033	Lam Research Corp.	41,380,919
	Total Information Technology	$84,778,820
	Interactive Media & Services - 3.0%
193,066(a)	IAC/InterActiveCorp	$25,675,847
137,083(a)	Match Group, Inc.	15,309,429
302,223(a)	Pinterest, Inc.	11,118,784
389,552(a)	Twitter, Inc.	15,808,020
	Total Interactive Media & Services	$67,912,080
	Internet & Direct Marketing Retail - 1.2%
56,591(a)	Stamps.com, Inc.	$14,110,400
49,171(a)	Wayfair, Inc.	14,582,152
	Total Internet & Direct Marketing Retail	$28,692,552
	IT Services - 8.6%
194,251(a)	Akamai Technologies, Inc.	$22,616,644
196,787	Booz Allen Hamilton Holding Corp.	17,329,063
99,856(a)	EPAM Systems, Inc.	32,662,898
530,991	Genpact, Ltd.	22,397,200
85,947	Global Payments, Inc.	15,179,959
99,987(a)	Okta, Inc.	21,534,200
8,000(a)	Shopify, Inc.	8,553,655
82,877(a)	Square, Inc.	13,223,854
94,901(a)	Twilio, Inc.	25,600,494
96,527(a)	WEX, Inc.	15,416,327
	Total IT Services	$194,514,294
	Leisure Products - 1.3%
380,264(a)	Peloton Interactive, Inc.	$29,154,841
	Total Leisure Products	$29,154,841
	Life Sciences Tools & Services - 2.1%
153,085(a)	10X Genomics, Inc.	$17,546,603
134,950	Agilent Technologies, Inc.	13,551,679
68,888(a)	Charles River Laboratories International, Inc.	15,083,027
	Total Life Sciences Tools & Services	$46,181,309
	Machinery - 1.4%
183,488(a)	Middleby Corp.	$17,963,475
67,830	Nordson Corp.	12,649,617
	Total Machinery	$30,613,092
	Media - 0.4%
111,052	Nexstar Media Group, Inc.	$10,662,103
	Total Media	$10,662,103
	Multiline Retail - 1.2%
129,671	Dollar General Corp.	$26,177,981
	Total Multiline Retail	$26,177,981
	Pharmaceuticals - 1.1%
115,611(a)	MyoKardia, Inc.	$12,652,468
Shares		Value
	Pharmaceuticals - (continued)
116,069(a)	Reata Pharmaceuticals, Inc.	$12,181,442
	Total Pharmaceuticals	$24,833,910
	Professional Services - 5.8%
1,740,053(a)	Clarivate Analytics Plc	$51,227,160
27,498(a)	CoStar Group, Inc.	23,334,803
127,057	Thomson Reuters Corp.	9,703,343
268,158	TransUnion	23,254,662
153,956	Verisk Analytics, Inc.	28,738,966
	Total Professional Services	$136,258,934
	Real Estate Management & Development - 0.3%
133,401(a)	CBRE Group, Inc.	$6,273,849
	Total Real Estate Management & Development	$6,273,849
	Semiconductors & Semiconductor Equipment - 4.3%
813,458(a)	Micron Technology, Inc.	$37,020,474
173,654	MKS Instruments, Inc.	20,756,863
134,292	NXP Semiconductors NV	16,888,562
113,738(a)	QORVO INC	14,589,173
51,462(a)	SolarEdge Technologies, Inc.	11,380,821
	Total Semiconductors & Semiconductor Equipment	$100,635,893
	Software - 17.7%
102,693(a)	Anaplan, Inc.	$6,289,946
100,001(a)	ANSYS, Inc.	33,901,339
96,288(a)	Atlassian Corp. Plc	18,464,187
100,458(a)	Avalara, Inc.	13,301,644
106,662	Citrix Systems, Inc.	15,487,322
92,854(a)	Crowdstrike Holdings, Inc.	11,674,533
182,233(a)	DocuSign, Inc.	40,637,959
112,624(a)	Guidewire Software, Inc.	12,648,801
80,725(a)	Palo Alto Networks, Inc.	20,779,422
40,780(a)	Paycom Software, Inc.	12,211,979
312,383(a)	RealPage, Inc.	19,561,423
67,726(a)	RingCentral, Inc.	19,692,689
46,416(a)	ServiceNow, Inc.	22,373,440
295,232(a)	Slack Technologies, Inc.	9,695,419
172,341(a)	Splunk, Inc.	37,799,552
218,292	SS&C Technologies Holdings, Inc.	13,909,566
209,951(a)	Synopsys, Inc.	46,462,156
54,904(a)	Trade Desk, Inc.	26,425,295
208,889(a)	Zendesk, Inc.	20,132,722
35,998(a)	Zscaler, Inc.	5,159,953
	Total Software	$406,609,347
	Specialty Retail - 3.0%
13,963(a)	AutoZone, Inc.	$16,704,077
82,485(a)	Burlington Stores, Inc.	16,243,771
194,349(a)	Floor & Decor Holdings, Inc.	14,234,121
48,155(a)	O'Reilly Automotive, Inc.	22,422,413
	Total Specialty Retail	$69,604,382
	Textiles, Apparel & Luxury Goods - 1.3%
81,134(a)	Lululemon Athletica, Inc.	$30,479,610
	Total Textiles, Apparel & Luxury Goods	$30,479,610
	TOTAL COMMON STOCKS
	(Cost $1,577,077,928)	$2,294,241,867
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.8%
	(Cost $1,577,077,928)	$2,294,241,867
	OTHER ASSETS AND LIABILITIES - 0.2%	$3,866,472
	NET ASSETS - 100.0%	$2,298,108,339

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of August 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,294,241,867	$–	$–	$2,294,241,867
Total Investments in Securities	$2,294,241,867	$–	$–	$2,294,241,867

For the nine months ended August 31, 2020, there were no transfers between Levels 1, 2 and 3.